Divestiture of Subsidiary - Summary of Net Gain Recognized in Connection with Divestiture (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Sep. 30, 2013 2GIG [Member]
Schedule Of Sale And Divestiture Of Business [Line Items]
Cash	$ 2,507	$ 3,383